Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Warrants

Note 9. Warrants

The following table summarizes the warrant activity for the nine months ended September 30, 2020 (in thousands, except exercise price):

Issued With / For	Exercise Price	Warrants Outstanding January 1, 2020	2020 Warrants Issued	2020 Warrants Expired	Warrants Outstanding September 30, 2020
Non-Derivative Warrants:
Financing	$300.00	8	—	—	8
Financing	450.00	9	—	—	9
2015 Offering	150.00	115	—	—	115
2017 Debt	27.60	15	—	—	15
2019 Offering	7.43	31	—	—	31
2019 Offering	7.59	35	—	—	35
Total non-derivative warrants	115.54 B	213	—	—	213
Derivative Warrants:
2016 Offerings	67.50 A	66	—	—	66
Total derivative warrants	67.50 B	66	—	—	66
Total	$ 104.18 B	279	—	—	279

A.	These warrants are subject to fair value accounting and contain a contingent net cash settlement feature. See Note 10. B. Weighted-average exercise prices are as of September 30, 2020.

Note 15. Warrants

During 2016 and 2017, the Company issued warrants containing a contingent net cash settlement feature (identified as 2016 Offerings and 2017 Offering, respectively, under the heading “derivative” in the table below). These warrants are recorded as a warrant liability, and all subsequent changes in their fair value are recognized in earnings until they are exercised, amended or expired. During 2017, the Company also issued warrants that were subject to a 20% reduction if the Company achieved certain financial milestones as part of its debt refinancing in March 2017 (identified as 2017 Debt in the table below). These warrants were recorded as a warrant liability, and all subsequent changes in their fair value were recognized in earnings until April 2, 2018, when the number of shares of common stock issuable upon exercise of the warrants became fixed. On June 30, 2018, the 2017 Debt warrants were modified to adjust the exercise price from $84.60 per share to $27.60 per share.

On June 8, 2019, warrants to purchase 123 thousand shares of the Company’s common stock, referred to below as the 2017 Offering, expired.

In January 2019, the Company issued warrants to purchase 31 thousand and 36 thousand shares of its common stock at $7.43 and $7.59 per share, respectively, in conjunction with its 2019 Offerings described in Note 1.

The following table summarizes the warrant activity for the years ending December 31, 2019 and 2018 (in thousands except exercise price):

Issued With / For	Exercise Price		Warrants Outstanding January 1, 2018	Transfer Between Derivative Warrants and Non-Derivative Warrants	Warrants Outstanding December 31, 2018	2019 Warrants Issued	2019 Warrants Expired	Warrants Outstanding December 31, 2019
Non-Derivative Warrants:
Financing	$300.00		8	—	8	—	—	8
Financing	450.00		9	—	9	—	—	9
2015 Offering	150.00		115	—	115	—	—	115
2017 Debt	27.60	A	—	15	15	—	—	15
2019 Offering	7.43		—	—	—	31	—	31
2019 Offering	7.59		—	—	—	35	—	35
	115.54	C	132	15	147	66	—	213
Derivative Warrants:
2016 Offerings	67.50	B	66	—	66	—		66
2017 Debt	27.60	A	15	(15)	—	—	—	—
2017 Offering	70.50	B	117	—	117	—	(117)	—
2017 Offering	75.00	B	6	—	6	—	(6)	—
	67.50	C	204	(15)	189	—	(123)	66
	$104.18	C	336	—	336	66	(123)	279

A	These warrants were subject to fair value accounting until the number of shares issuable upon the exercise of the warrants became fixed on April 2, 2018. Effective June 30, 2018, the exercise price was reduced from $84.60 per share to $27.60 per share. See Note 16.
B	These warrants are subject to fair value accounting and contain a contingent net cash settlement feature. See Note 16.
C	Weighted average exercise prices are as of December 31, 2019.